Convertible Notes Payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6 – CONVERTIBLE NOTES PAYABLE

2019

From February 13, 2019 to May 15, 2019, the Company entered into four Securities Purchase Agreements (the “SPAs”) with an Accredited Investor (“Investor”) for the purchase of a Convertible Promissory Notes in the aggregate principal amount of $244,800 and received net proceeds of $192,000, net of original issue discount of $40,800 and net of origination fees of $12,000.  These Notes bore interest rate ranging from 4% per annum to 12% per annum and were due and payable through May 2020.  The Notes were convertible by the Investor after six months from each respective Note date into shares of the Company’s common stock at a price equal to 81% of the average of the lowest two closing bid prices of the common stock as reported on the OTC Link ATS owned by OTC Markets Group for the 10 prior trading days. The Company may prepay the Notes at any time prior to the six-month anniversary, subject to pre-payment charges as detailed in the Notes. The SPAs and Notes contained customary representations, warranties and covenants, including certain restrictions on the Company’s ability to sell, lease or otherwise dispose of any significant portion of its assets. Investor also had the right of first refusal with respect to any future equity (or debt with an equity component) offerings of less than $100,000 conducted by the Company until the six-month anniversary of the Note. During 2019, the Company accounted for these convertible promissory notes as stock settled debt under ASC 480 and recorded an aggregate debt premium of $57,423 with a charge to interest expense. On August 15, 2019, the Company issued 295,567 shares of its common stock upon conversion of principal balance of $12,000. On September 6, 2019, the Company satisfied in full all remaining convertible promissory note obligations with this accredited investor including all Notes in the amount of $232,800 and accrued interest of $7,624 for a cash payment of $238,080. Additionally, in connection with this debt extinguishment, in 2019, the Company reversed all put premiums recorded of $57,423 and remaining debt discounts of $28,758 and recorded a gain on debt extinguishment of $31,009.

On September 6, 2019 and on December 9, 2019, the Company closed on Securities Purchase Agreements (the “September and December 2019 SPAs”) with an accredited investor. Pursuant to the terms of the September 6, 2019 and December 9, 2019 SPAs, the Company issued and sold to this investor convertible promissory notes in the aggregate principal amount of $430,000 and warrants to purchase up to 1,050,000 shares of the Company’s common stock. The Company received net proceeds of $382,250, net of original issue discount of $45,000 and origination fees of $2,750. These Notes bore interest at 12% per annum. The September 6, 2019 Note was due and payable on June 6, 2020 and the December 9, 2019 Note was due and payable on September 9, 2020. The September 6, 2019 Note and the December 9, 2019 Note were repaid in full on September 11, 2020.

2020

On March 30, 2020, the Company closed on a Securities Purchase Agreement (the “March 2020 SPA”) with an accredited investor. Pursuant to the terms of the March 2020 SPA, the Company issued and sold to this investor a convertible promissory note in the aggregate principal amount of $57,750 and a warrant to purchase up to 144,375 shares of the Company’s common stock. The Company received net proceeds of $50,000, net of original issue discount of $5,000 and origination fees of $2,750. The Note bore interest at 12% per annum and was due and payable on December 30, 2020. The March 30, 2020 Note was repaid in full on August 24, 2020 and the 144,375 warrants were cancelled.

On April 23, 2020, the Company closed on a Securities Purchase Agreement (the “April 2020 SPA”) with an accredited investor. Pursuant to the terms of the April 2020 SPA, the Company issued and sold to this investor a convertible promissory note in the aggregate principal amount of $57,750 and a warrant to purchase up to 144,375 shares of the Company’s common stock. The Company received net proceeds of $50,000, net of original issue discount of $5,000 and origination fees of $2,750. The Note bore interest at 12% per annum and was due and payable on January 23, 2021. The April 23, 2020 Note was repaid in full on August 24, 2020 and the 144,375 warrants were cancelled.

In accordance with the September and December 2019 SPAs, the March 2020 SPA, the April 2020 SPA and the related convertible promissory Notes, subject to the adjustments as defined in the respective SPA and Note, the conversion price (the “Conversion Price”) equaled the lesser of: (i) the lowest Trading Price (as defined below) during the previous twenty-five Trading Day period ending on the latest complete Trading Day prior to the date of this Note, and (ii) the Variable Conversion Price (as defined below) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company). The “Variable Conversion Price” meant 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” meant the lowest Trading Price (as defined below) for the Company’s common stock during the twenty-five Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. “Trading Price” meant, for any security as of any date, the lesser of: (i) the lowest trade price on the applicable trading market as reported by a reliable reporting service (“Reporting Service”) designated by the Holder or (ii) the closing bid price on the applicable trading market as reported by a Reporting Service designated by the Holder. The Company had the option to prepay the Note at any time prior to its six-month anniversary, subject to pre-payment charges as detailed in the Note, which it did on August 24, 2020.

The September and December 2019 SPAs, the March 2020 SPA, the April 2020 SPA and the related Notes contained customary representations, warranties and covenants, including certain restrictions on the Company’s ability to sell, lease or otherwise dispose of any significant portion of its assets. The Investor also had the right of first refusal with respect to any future equity offerings (or debt with an equity component) conducted by the Company until the 12-month anniversary of the Closing. The September and December 2019 SPAs, the March 2020 SPA, the April 2020 SPA and the related Notes also provided for certain events of default, including, among other things, payment defaults, breaches of representations and warranties, bankruptcy or insolvency proceedings, delinquency in periodic report filings with the Securities and Exchange Commission, and cross default with other agreements. Upon the occurrence of an event of default, this investor could declare the outstanding obligations due and payable at significant applicable default rates and take such other actions as set forth in the Notes.

The Warrants are exercisable at any time on or after the date of the issuance and entitles this investor to purchase shares of the Company’s common stock for a period of five years from the initial date the warrants become exercisable. Under the terms of the Warrants, the holder is entitled to exercise Warrants to purchase up to an aggregate of 1,050,000 shares of the Company’s common stock at a fixed exercise price of $0.01. On January 7, 2021, the Company issued 1,008,000 shares of its common stock in connection with the cashless exercise of the 1,050,000 warrants. The exercise price was based on contractual terms of the related warrant.

These Notes and related Warrants included a down-round provision under which the Notes conversion price and warrant exercise price could have been affected by future equity offerings undertaken by the Company.

In connection with the issuance of the September and December 2019 Notes, the March 2020 Note and the April 2020 Note, the Company determined that the terms of the Note contain terms that are not fixed monetary amounts at inception. Accordingly, under the provisions of ASC 815-40 - Derivatives and Hedging – Contracts in an Entity’s Own Stock, the embedded conversion options contained in the convertible instruments were bifurcated and accounted for as derivative liability at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives was determined using the Binomial valuation model. At the end of each period and on the date that debt is converted into common shares, the Company revalues the embedded conversion option derivative liabilities.

In connection with the issuance of the September and December 2019 Notes, during the year ended December 31, 2019, on the initial measurement date, the fair values of the embedded conversion option derivative of $836,985 was recorded as derivative liabilities and was allocated as a debt discount up to the net proceeds of the Note of $320,351, with the remainder of $516,634 charged to current period operations as initial derivative expense. At the end of the period, the Company revalued the embedded conversion option derivative liabilities and recorded a derivative expense of $53,425, In connection with the revaluation and the initial derivative expense, the Company recorded an aggregate derivative expense of $570,059 during the year ended December 31, 2019.

In connection with the issuance of the March 30, 2020 and April 23, 2020 Notes, in March and April 2020, on the initial measurement dates, the fair values of the embedded conversion option derivatives of $245,918 was recorded as a derivative liability and was allocated as a debt discount up to the net proceeds of the Notes of $85,502, with the remainder of $160,416 charged to current period operations as initial derivative expense. During the year ended December 31, 2020, at the end of each period and upon conversion or repayment, the Company revalued the embedded conversion option derivative liabilities and recorded a derivative gain of $69,793. In connection with the revaluation and the initial derivative expense, the Company recorded an aggregate derivative expense of $90,623 during the year ended December 31, 2020.

In connection with the warrants issued in connection with the September and December 2019 SPAs, the March 2020 SPA, the April 2020 SPA, the Company determined that the terms of the warrants contain terms that are fixed monetary amounts at inception and, accordingly, the warrants were not considered derivatives. The fair value of the warrants was determined using the Binomial valuation model. In connection with the issuance of the 2019 warrants, on the initial measurement date, the relative fair value of the warrants of $61,899 was recorded as a debt discount and an increase in paid-in capital. In connection with the issuance of the March 2020 and April 2020 warrants, on the initial measurement date, the relative fair value of the warrants of $14,498 was recorded as a debt discount and an increase in paid-in capital.

During the years ended December 31, 2020 and 2019, the fair value of the derivative liabilities and warrants was estimated using the Binomial valuation model with the following assumptions:

	2020	2019
Dividend rate	—	—%
Term (in years)	0.25 to 5.00 years	0.69 to 5.00 years
Volatility	293.4% to 345.7%	275.8 to 317.5%
Risk—free interest rate	0.12% to 0.39%	1.56% to 1.75%

During the year ended December 31, 2020, the Company issued 37,171,800 shares of its common stock upon the conversion of principal of $152,285, accrued interest of $36,244 and fees of $2,500. Additionally, the Company repaid principal of $393,215 and accrued interest of $15,917. Upon conversion, exercise or repayment, the respective derivative liabilities were marked to fair value at the conversion, repayment or exercise date and then the related fair value amount of $1,066,535 was reclassified to other income as part of gain or loss on extinguishment. Additionally, upon repayment, the Company and Investor agreed to cancel 288,750 warrants and agreed to modify the exercise price of the remaining warrants to $0.01 per share (see Note 8 - warrants). Since the fair value of the warrants using the new exercise price was less than the initial fair value amount, no additional expense was recorded (see Note 8 – warrants).

As of December 31, 2020, all of these convertible notes were either converted or repaid off resulting in a zero balance.

For the year ended December 31, 2020 and 2019, interest expense related to convertible notes and warrants amounted to $551,100 and $237,445, including amortization of debt discount and debt premium charged to interest expense of $409,668 and $217,298, respectively.

The weighted average interest rate on the above notes and notes payable – related party (see note 7) during the years ended December 31, 2020 and 2019 was 13.2% and 14.9%, respectively.

On December 31, 2020 and 2019, convertible notes consisted of the following:

	December 31, 2020	December 31, 2019
Principal amount	$-	$430,000
Less: unamortized debt discount	-	(294,167)
Convertible notes payable, net	$-	$135,833